SIGNIFICANT EVENTS DURING THE CURRENT REPORTING PERIOD - Equity Offerings (Details) - USD ($) $ / shares in Units, $ in Millions	1 Months Ended	6 Months Ended
	May 31, 2022	Jun. 30, 2022
Disclosure of classes of share capital [line items]
Share issuance expenses	$ 0.6
Warrants
Disclosure of classes of share capital [line items]
Share issuance expenses	0.3
Gross consideration	8.1
Equity component
Disclosure of classes of share capital [line items]
Share issuance expenses	0.3
Gross consideration	$ 6.9
ADSs
Disclosure of classes of share capital [line items]
Number of shares issued	10,563,380
Net proceeds from issuing shares	$ 14.4
ADSs | Warrants
Disclosure of classes of share capital [line items]
Warrants issued	13,204,225
Warrants exercise price	$ 1.48
Warrants, exercisable term	6 months
Warrants term	5 years 6 months
ADSs | At-the-market equity offering program
Disclosure of classes of share capital [line items]
Number of shares issued		836,476
Average share price		$ 2.18
Net proceeds from issuing shares		$ 1.8